Unrecognized contractual commitments (telecom activities) - Guarantees granted to third parties (Details) € in Millions	Dec. 31, 2023 EUR (€)
Unrecognized contractual commitments (telecom activities)
Guarantees granted to third parties in the ordinary course of business	€ 1,386
Performance guarantees granted to third parties to secure networks and remote access	€ 736